STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Ordinary Shares	Additional paid-in Capital	Other comprehensive Income (loss)	Accumulated deficit	Treasury Stock, Common
Shares outstanding, beginning balance (in shares) at Dec. 31, 2021		57,254,189
Total shareholders' equity, beginning balance at Dec. 31, 2021	$ 145,715	$ 111	$ 994,795	$ (1,056)	$ (648,138)	$ (199,997)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options, ESPP shares and vesting of RSUs (in shares)		1,824,084
Exercise of options, ESPP shares and vesting of RSUs	42,710	$ 5	42,705	0	0	0
Share-based compensation	237,468	$ 0	237,468	0	0	0
Treasury Shares (in shares)		(2,772,811)
Purchase of treasury shares	(231,873)	$ (8)	0	0	0	(231,865)
Other comprehensive income	(32,399)	0	0	(32,399)	0	0
Net income (loss)	(424,863)	$ 0	0	0	(424,863)	0
Shares outstanding, ending balance (in shares) at Dec. 31, 2022		56,305,462
Total shareholders' equity, ending balance at Dec. 31, 2022	(263,242)	$ 108	1,274,968	(33,455)	(1,073,001)	(431,862)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options, ESPP shares and vesting of RSUs (in shares)		2,215,998
Exercise of options, ESPP shares and vesting of RSUs	39,660	$ 6	39,654	0	0	0
Share-based compensation	225,330	$ 0	225,330	0	0	0
Treasury Shares (in shares)		(1,348,865)
Purchase of treasury shares	(127,017)	$ (4)	0	0	0	(127,013)
Other comprehensive income	37,647	0	0	37,647	0	0
Net income (loss)	33,137	$ 0	0	0	33,137	0
Shares outstanding, ending balance (in shares) at Dec. 31, 2023		57,172,595
Total shareholders' equity, ending balance at Dec. 31, 2023	(54,485)	$ 110	1,539,952	4,192	(1,039,864)	(558,875)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options, ESPP shares and vesting of RSUs (in shares)		2,529,058
Exercise of options, ESPP shares and vesting of RSUs	59,576	$ 7	59,569	0	0	0
Share-based compensation	241,053		241,053	0	0	0
Treasury Shares (in shares)		(3,593,721)
Purchase of treasury shares	(466,302)	$ (10)	0	0	0	(466,292)
Other comprehensive income	3,050	0	0	3,050	0	0
Net income (loss)	138,322	$ 0	0	0	138,322	0
Shares outstanding, ending balance (in shares) at Dec. 31, 2024		56,107,932
Total shareholders' equity, ending balance at Dec. 31, 2024	$ (78,786)	$ 107	$ 1,840,574	$ 7,242	$ (901,542)	$ (1,025,167)